Major suppliers (FY)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Major Suppliers [Abstract]
Major suppliers
Note 19 - Major suppliers

The Company sourced approximately 48% of its inventory purchases from two vendors for the three months ended March 31, 2020. The Company sourced approximately 69% of its inventory purchases from one vendor for the three months ended March 31, 2019.
Note 19 - Major suppliers The Company sourced approximately 74% and 70% of its inventory purchases from one vendor for the years ended December 31, 2019 and 2018, respectively.